Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accrued Expenses

	2017	2016
	RMB million	RMB million
Repairs and maintenance	4,806	5,290
Jet fuel costs	1,345	1,530
Salaries and welfare	3,362	2,851
Landing and navigation fees	2,757	2,327
Computer reservation services	541	436
Provision for major overhauls (Note 44)	562	768
Interest expense	740	844
Air catering expenses	148	504
Provision for early retirement benefits (Note 45)	4	7
Others	1,105	590

	15,370	15,147